Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, plant and equipment
5.	Property, plant and equipment

	Land	Data miners	Equipment and other	Leasehold improvement	Powerplant in progress	Powerplant in use	Total
Cost
December 31, 2019	$-	$-	$-	$-	$-	$-	$-
Additions		3,558,280	2,760,000	1,040,000			7,358,280
Acquired from RTO	-	2,244,509	-	-	-	-	-
December 31, 2020	$-	$5,802,789	$2,760,000	$1,040,000	$-	$-	$9,602,789
Additions	-	26,845,831 (1)	603,324	-	7,148,920	-	34,598,075
Disposal	-	(990,517)	-	-	-	-	(990,517)
December 31, 2021	-	31,658,103	3,363,324	1,040,000	7,148,920	-	43,210,347
Additions	1,007,010	-	7,669,386	39,542	7,037,100	-	15,753,038
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
Transfer asset in use	-	-	(439,381)	-	(3,218,685)	3,658,066	-
December 31, 2022	$1,007,010	$30,404,111	$10,593,329	$1,079,542	$10,967,335	$3,658,066	$57,709,393
Accumulated depreciation
December 31, 2020	$-	$2,538,211	$479,888	$87,056	$-	$-	$3,105,155
Depreciation	-	2,272,602	577,000	104,000	-	-	2,953,602
Disposal	-	(990,517)	-	-	-	-	(990,517)
December 31, 2021	-	3,820,296	1,056,888	191,056	-	-	5,068,240
Depreciation	-	8,815,246	591,329	105,208	-	1,016,129	10,527,912
Impairment	-	1,556,000	-	-	-	-	1,556,000
Disposal	-	(1,253,992)	-	-	-	-	(1,253,992)
December 31, 2022	$-	$12,937,550	$1,648,217	$296,264	$-	$1,016,129	$15,898,160
Net carrying value
As at December 31, 2021	$-	$27,837,807	$2,306,436	$848,944	$7,148,920	$-	$38,142,107
As at December 31, 2022	$1,007,010	$17,466,561	$8,945,112	$783,278	$10,967,335	$2,641,937	$41,811,233

(1)	Included in this total are 10,000 high performance Bitcoin miners sourced from Northern Data AG per a definitive purchase agreement entered into on May 12, 2021.

The Company tested its data miners as at December 31, 2022. The recoverable amount of the data miners was determined based on the higher of the value in use and fair value less costs of disposal calculation, based on specific judgment and assumptions. The fair value less costs to sell determined the recoverable amount. As a result, the Company recorded an impairment charge over its data miners of $1,556,000. The impairment was based on an assessment of the performance of the data miners in relation to prevailing replacement costs and the downturn of the prices of the Company’s digital currencies.